Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Detailed Information About Property, Plant and Equipment Useful Lives
The estimated useful lives for the current and comparative periods are as follows:

• core systems equipment	2-5 years

• office equipment	2-5 years

• furniture and fixtures	2-5 years

• leasehold improvements	3-5 years (the shorter of five years or the remaining period of the lease term)

• other property and equipment	1-3 years

Summary of Detailed Information About Intangible Assets Useful Lives
The estimated useful lives for the current and comparative periods are as follows:

• CV database	10 years

• non-contractual customer relationships	5-10 years

• domain names	10 years

• patents and trademarks	10 years

• website software	3 years

• corporate, office software, licences and others	1-3 years